Loss Per Common Share	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
10.	Loss Per Common Share

Basic loss per common share is computed by dividing the net loss allocated to common stockholders by the weighted-average number of shares of common stock outstanding during the period. For purposes of calculating diluted loss per common share, the denominator includes both the weighted-average number of shares of common stock outstanding during the period and the number of common stock equivalents if the inclusion of such common stock equivalents is dilutive. Dilutive common stock equivalents potentially include stock options and warrants using the treasury stock method. The following table summarizes the components of the loss per common share calculation (in thousands, except per share amounts):

	Three Months ended March 31,		Nine Months ended March 31,
	2017	2016	2017	2016
Basic and diluted numerator:

Net loss attributable to iBio, Inc.	$(3,913)	$(3,036)	$(10,203)	$(7,087)
Preferred stock dividends	26	-	26	-
Net loss available to iBio, Inc. stockholders	$(3,939)	$(3,036)	$(10,229)	$(7,087)

Basic and diluted denominator:

Weighted-average common shares outstanding	89,109	81,158	89,109	78,587

Per share amount	$(0.04)	$(0.04)	$(0.11)	$(0.09)

In Fiscal 2017 and Fiscal 2016, the Company incurred net losses which cannot be diluted; therefore, basic and diluted loss per common share is the same. As of March 31, 2017, shares issuable which could potentially dilute future earnings included approximately 12.3 million stock options.   As of March 31, 2016, shares issuable which could potentially dilute future earnings included approximately 12.3 million stock options and 30,000 warrants.

12.	Earnings (Loss) Per Common Share

Basic earnings (loss) per common share is computed by dividing the net income (loss) allocated to common stockholders by the weighted-average number of shares of common stock outstanding during the period. For purposes of calculating diluted earnings per common share, the denominator includes both the weighted-average number of shares of common stock outstanding during the period and the number of common stock equivalents if the inclusion of such common stock equivalents is dilutive. Dilutive common stock equivalents potentially include stock options and warrants using the treasury stock method. The following table summarizes the components of the earnings (loss) per common share calculation (in thousands, except per share amounts):

	Years ended June 30,
	2016	2015
Basic and diluted numerator:

Net loss available to iBio, Inc. stockholders	$(9,764)	$(6,625)

Basic and diluted denominator:

Weighted-average common shares outstanding	80,973	71,495

Per share amount	$(0.12)	$(0.09)

In 2016 and 2015, the Company incurred net losses which cannot be diluted; therefore, basic and diluted loss per common share is the same. As of June 30, 2016, shares issuable which could potentially dilute future earnings included approximately 12.3 million stock options.   As of June 30, 2015, shares issuable which could potentially dilute future earnings included approximately 9.5 million stock options and 6.6 million warrants.